FHLB Advances Consist of Separate Fixed Rate and Convertible Select-Fixed to Float Rate Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Borrowed Fund [Line Items]
Federal home loan bank, advances, branch of FHLB bank, amount of advances	$ 20,597	$ 17,618
Fixed Rate
Other Borrowed Fund [Line Items]
Weighted Average Interest Rate	1.01%
Stated Interest Rate Range From	0.41%
Stated Interest Rate Range To	1.76%
Federal home loan bank, advances, branch of FHLB bank, amount of advances	9,000	4,000
Fixed Rate Amortizing
Other Borrowed Fund [Line Items]
Weighted Average Interest Rate	4.64%
Stated Interest Rate Range From	3.20%
Stated Interest Rate Range To	5.55%
Federal home loan bank, advances, branch of FHLB bank, amount of advances	$ 11,597	$ 13,618